Provision for judicial liabilities - Possible losses - Labor (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Labor
Disclosure of other provisions [line items]
Possible losses for which no provision was recorded	R$ 223,682	R$ 189,506
Possible losses
Disclosure of other provisions [line items]
Possible losses for which no provision was recorded	R$ 10,057,925	R$ 4,559,801